As filed with the Securities and Exchange Commission on January 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 28, 2013

Date of reporting period:  November 30, 2012

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments
at November 30, 2012 (Unaudited)

Shares	COMMON STOCKS - 95.16%	Value
	Apparel Manufacturing - 1.92%
2,210	VF Corp.	$354,727

	Broadcasting (except Internet) - 2.95%
14,640	Comcast Corp. - Class A	544,315

	Chemical Manufacturing - 6.88%
1,660	Colgate-Palmolive Co.	180,110
7,440	LyondellBasell Industries NV - Class A#	369,991
5,040	Praxair, Inc.	540,338
2,780	Tupperware Brands Corp.	180,283
		1,270,722

	Computer and Electronic Product Manufacturing - 17.38%
1,230	Apple, Inc.	719,894
21,580	EMC Corp.*	535,616
3,730	International Business Machines Corp.	708,961
43,760	NVIDIA Corp.	524,245
8,560	Qualcomm, Inc.	544,587
6,010	Texas Instruments, Inc.	177,115
		3,210,418

	Conglomerates - 3.87%
17,510	Loews Corp.	715,809

	Credit Intermediation and Related Activities - 0.96%
4,000	State Street Corp.	177,760

	Data Processing, Hosting, and Related Services - 1.95%
11,250	Oracle Corp.	361,125

	Electrical Equipment Manufacturing - 1.95%
10,240	TE Connectivity Ltd.#	360,346

	Food Manufacturing - 3.83%
4,400	General Mills, Inc.	180,356
46,251	Gruma, S.A.B. de C.V. - ADR*	526,336
		706,692

	Insurance Carriers and Related Activities - 4.83%
10,130	Berkshire Hathaway, Inc. - Class B*	892,250

	Leather and Allied Product Manufacturing - 1.90%
3,610	Nike, Inc. - Class B	351,903

	Machinery Manufacturing - 1.90%
3,570	Cummins, Inc.	350,431

	Merchant Wholesalers, Durable Goods - 1.98%
5,280	Owens Corning, Inc.*	182,582
7,570	Swatch Group AG - ADR	182,967
		365,549

	Mining (except Oil and Gas) - 8.73%
18,550	Freeport-McMoRan Copper & Gold, Inc.	723,636
18,900	Newmont Mining Corp.	890,001
		1,613,637

	Oil and Gas Extraction - 8.81%
9,220	Apache Corp.	710,770
42,030	Pacific Rubiales Energy Corp.#	916,887
		1,627,657

	Other Information Services - 1.97%
520	Google, Inc. - Class A*	363,152

	Petroleum and Coal Products Manufacturing - 2.91%
6,090	Exxon Mobil Corp.	536,773

	Professional, Scientific & Technical Services - 0.98%
7,220	The Babcock & Wilcox Co.*	181,872

	Publishing Industries - 1.96%
5,280	Adobe Systems, Inc.*	182,741
5,400	Autodesk, Inc.*	178,902
		361,643

	Real Estate - 3.01%
29,396	CBRE Group, Inc.*	556,466

	Securities, Commodity Contracts, and Other Finance - 1.94%
2,720	Franklin Resources, Inc.	359,094

	Support Activities for Mining - 3.92%
10,110	Schlumberger Ltd.#	724,078

	Telecommunications - 1.96%
4,820	American Tower Corp.	361,163

	Transportation Equipment Manufacturing - 6.67%
20,250	Embraer S. A. - ADR	504,833
63,590	Ford Motor Co.	728,106
		1,232,939

	TOTAL COMMON STOCKS (Cost $15,930,315)	17,580,521

	PREFERRED STOCKS - 1.85%
	Nonstore Retailers - 1.85%
16,650	Ultrapar Participacoes S.A. - ADR	342,324
	TOTAL PREFERRED STOCKS (Cost $321,130)	342,324

	SHORT-TERM INVESTMENTS - 8.75%
889,728	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%†	889,728
726,394	Invesco STIT Treasury Portfolio - Institutional Class, 0.02%†	726,394
3,164	Reserve Primary Fund - Class 5+‡	–
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,619,286)	1,616,122

	Total Investments in Securities (Cost $17,870,731) - 105.76%	19,538,967
	Liabilities in Excess of Other Assets - (5.76)%	(1,063,894)
	Net Assets - 100.00%	$18,475,073

* Non-income producing security.
# U.S. traded security of a foreign issuer.
+ Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
‡ Illiquid security. As of November 30, 2012, the security had a value of $0 (0.0% of net assets).
The security was acquired between September 16, 2008 and October 22, 2008, and has a cost basis of $3,164.
† Rate shown is the 7-day annualized yield as of November 30, 2012.
ADR - American Depository Receipt

American Trust Allegiance Fund
Notes to Schedule of Investments
November 30, 2012 (Unaudited)

Note 1 – Securities Valuation

The American Trust Allegiance Fund’s (the “Fund”) investments in equity securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$1,429,104	$-	$-	$1,429,104
Information	1,991,398	-	-	1,991,398
Manufacturing	9,095,963	-	-	9,095,963
Mining	3,965,372	-	-	3,965,372
Professional, Scientific, and Technical Services	181,872	-	-	181,872
Real Estate and Rental and Leasing	556,466	-	-	556,466
Wholesale Trade	360,346			360,346
Total Common Stocks	17,580,521	-	-	17,580,521
Preferred Stocks
Utilities	342,324	-	-	342,324
Total Preferred Stocks	342,324	-	-	342,324
Short-Term Investments	1,616,122	-	-	1,616,122
Total Investments in Securities	$19,538,967	$-	$-	$19,538,967

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at November 30, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended November 30, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows*:

Cost of investments	$17,874,021

Gross unrealized appreciation	$2,327,086
Gross unrealized depreciation	(662,140)
Net unrealized appreciation	$1,664,946

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
           Douglas G. Hess, President

Date 1/25/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date 1/25/2013

By (Signature and Title)*/s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 1/25/2013

* Print the name and title of each signing officer under his or her signature.